Troutman Pepper Hamilton Sanders LLP 3000 Two Logan Square, Eighteenth and Arch Streets Philadelphia, PA 19103-2799 troutman.com

John P. Falco

john.falco@troutman.com

December 14, 2020

VIA EDGAR Filing Desk U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:	StoneCastle Financial Corp. Investment Company Act File No. 811-22853

Ladies and Gentlemen:

On behalf of StoneCastle Financial Corp. (the “Company”), transmitted herewith for filing is a registration statement on Form N-2 (the "Registration Statement") under the Securities Act of 1933, as amended. The Registration Statement also constitutes Amendment No. 17 to the Company's registration statement under the Investment Company Act of 1940, as amended.

The Registration Statement relates to the registration, under the 1933 Act, of the proposed offering by the Company of additional shares of common stock, par value $0.001 per share (the “Shares”) on an immediate, delayed or continuous basis in reliance on Rule 415 under the 1933 Act.  The Company is registering currently $150,000,000 of Shares.

The Company is a closed-end, non-diversified, management investment company whose shares are listed on the NASDAQ Global Select Market under the trading or “ticker” symbol “BANX.” The Company meets the requirements of General Instruction A.2 under Form N-2.

The registration fee of $16,365 due with respect to the filing will be paid concurrent with this filing.

The Company wishes to inform the Commission that it may request acceleration of the effectiveness date of the Registration Statement in writing or orally.

U.S. Securities and Exchange Commission Page 2 December 14, 2020

Please direct any questions concerning this letter to my attention at 215.981.4659 or, in my absence, to Christopher M. Trueax, Esq. of this office at 215.981.4723.

Very truly yours,

/s/ John P. Falco

John P. Falco

cc:

Christopher M. Trueax, Esq.

Sanjai Bhonsle

Patrick J. Farrell

Rachel N. Schatten, Esq.